Consolidated Statements of Changes in Equity (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 item
Consolidated Statements of Changes in Equity
Foreign currency exchange translation adjustment, tax	0
Cash flow hedging derivatives, tax	0
Numbers of subsidiaries' noncontrolling interests holders to whom stock was issued	2